Consolidated Balance Sheets (Parenthetical) (USD $)	Jun. 30, 2012	Dec. 31, 2011	Dec. 31, 2010
Statement Of Financial Position [Abstract]
Preferred Stock, par value (In dollars per share)	$ 0.0001	$ 0.0001	$ 0.0001
Preferred Stock, shares authorized	10,000,000	10,000,000	10,000,000
Preferred Stock, shares issued	44.8	63.8	0
Preferred Stock, shares oustanding	44.8	63.8	0
Common Stock, par value (In dollars per share)	$ 0.0001	$ 0.0001	$ 0.0001
Common Stock, shares authorized	1,500,000,000	1,500,000,000	1,500,000,000
Common Stock, shares issued	870,083,225	807,205,445	724,488,929
Common Stock, shares oustanding	870,083,225	807,205,445	724,488,929
Treasury stock, shares	10,333,333